Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss Per Share [Abstract]
Schedule of basic loss per share
	Year ended December 31,
	2022	2021	2020

(Loss) attributable to equity holders of the company ($000)	(15,397)	(23,417)	(26,131)
Weighted average number of ordinary shares in issue	101,526,389	97,932,055	97,306,144
Basic loss per share (cents per share)	(15.2)	(23.9)	(26.9)